Newbuildings	12 Months Ended
Dec. 31, 2012
Newbuildings [Abstract]
Newbuildings
Note 11 – Newbuildings

(In US$ millions)	December 31, 2012	December 31, 2011
Opening balance	764.5	364.5
Additions	44.2	385.7
Capitalized interest and loan related costs	12.9	14.3
Re-classified as Drilling Rigs	(821.6)	—
Closing balance	—	764.5

All movement during the period related to the West Capricorn, which was transferred from newbuildings to drilling rigs in June 2012.